Share-based payments - Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2021 shares SFr / shares	Dec. 31, 2020 shares SFr / shares	Dec. 31, 2019 shares SFr / shares	Dec. 31, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | $ / shares	$ 3.32	$ 0.05	$ 0.05				$ 0
Share options at December 31 (in shares)	3,847,800	1,252,900	501,000	3,847,800	1,252,900	501,000	0
Weighted average fair value of options granted during the year (in USD per share) | $ / shares	$ 11.78	$ 4.29	$ 5.65
Weighted average remaining contractual life of outstanding share options	9 years 2 months 1 day	9 years 8 months 26 days	9 years 8 months 1 day
August 31, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares				SFr 0.05	SFr 0.05	SFr 0.05
Share options at December 31 (in shares)	46,000	49,500	487,000	46,000	49,500	487,000
September 1, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares						SFr 0.05
Share options at December 31 (in shares)			4,000			4,000
October 1, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares				SFr 0.05	SFr 0.05	SFr 0.05
Share options at December 31 (in shares)	10,000	10,000	10,000	10,000	10,000	10,000
February 29, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares				SFr 0.05	SFr 0.05
Share options at December 31 (in shares)	6,000	6,000		6,000	6,000
September 30, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares				SFr 0.05	SFr 0.05
Share options at December 31 (in shares)	1,187,400	1,187,400		1,187,400	1,187,400
January 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares				SFr 0.05
Share options at December 31 (in shares)	5,000			5,000
February 28, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares				SFr 0.05
Share options at December 31 (in shares)	40,000			40,000
March 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares				SFr 0.05
Share options at December 31 (in shares)	60,000			60,000
April 30, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares				SFr 4.80
Share options at December 31 (in shares)	1,784,800			1,784,800
May 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares				SFr 4.80
Share options at December 31 (in shares)	428,600			428,600
June 30, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares				SFr 11.66
Share options at December 31 (in shares)	40,000			40,000
September 30, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares				SFr 7.73
Share options at December 31 (in shares)	160,000			160,000
September 30, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares				SFr 4.80
Share options at December 31 (in shares)	40,000			40,000
December 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CHF per share) | SFr / shares				SFr 4.91
Share options at December 31 (in shares)	40,000			40,000